Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 1,153	₱ 150
Less: Current portion of debt instrument at amortized cost (Note 28)		150
Noncurrent portion of debt instrument at amortized cost (Note 28)	1,153
Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 1,153
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		₱ 150